Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP Plan No. 003
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
Accounting Standards Codification (ASC) 820, Fair Value Measurement, establishes a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements).

The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.

Level 2 Inputs to the valuation methodology include:

•Quoted prices for similar assets or liabilities in active markets;
•Quoted prices for identical or similar assets or liabilities in inactive markets;
•Inputs other than quoted prices that are observable for the asset or liability; and
•Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

If the asset or liability has a specified (contractual) term, the level 2 input must be observable for substantially the full term of the asset or liability.

Level 3 Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

The following is a description of the valuation methodologies used for assets measured at fair value:

•Money market funds are valued at the net asset value of shares held by the Plan at year end;
•Common and preferred stocks are valued at the closing price reported on the active market on which the securities are traded;
•Mutual funds are valued at the net asset value of shares held by the Plan at year end; and
•Collective investment funds are stated at fair value as determined by the issuers based on the unit values of the funds. Unit values are determined by dividing the funds’ net assets, which represent the unadjusted prices in active markets of the underlying investments, by the number of units outstanding at the valuation date.

There have been no changes in the methodologies used as of December 31, 2025 and 2024.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while management believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following tables set forth by level, within the fair value hierarchy, the Plan’s non-Master Trust investments at fair value as of December 31, 2025 and 2024:

	Investments at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Money market funds	$136,705,397	$—	$—	$136,705,397
Mutual funds	6,244,246,670	—	—	6,244,246,670
Collective investment funds	—	50,945,912,528	—	50,945,912,528
Common and preferred stocks	7,530,127,312	—	—	7,530,127,312

Total non-Master Trust investments	$13,911,079,379	$50,945,912,528	$—	$64,856,991,907

	Investments at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Money market funds	$166,780,638	$—	$—	$166,780,638
Mutual funds	5,867,729,542	—	—	5,867,729,542
Collective investment funds	—	43,908,119,299	—	43,908,119,299
Common and preferred stocks	6,598,908,145	—	—	6,598,908,145

Total non-Master Trust investments	$12,633,418,325	$43,908,119,299	$—	$56,541,537,624

Transfers Between Levels
The Plan recognizes any transfers between levels in the fair value hierarchy as of the end of the reporting period. There were no transfers between levels for the years ended December 31, 2025 and 2024.